OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,120	$ 3,120
Accumulated amortization and depreciation	2,944	2,763
Amortized cost	176	357
Amortization expenses	181	183	931
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	670	670
Accumulated amortization and depreciation	539	475
Weighted average amortization period	4 years 1 month 6 days	4 years 1 month 6 days
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,450	2,450
Accumulated amortization and depreciation	$ 2,405	$ 2,288
Weighted average amortization period	2 years 6 months	2 years 6 months